Contingent liabilities and other financial obligations, narrative (Details)	Dec. 22, 2017 USD ($) producer	Dec. 31, 2017 facility
Disclosure of contingent liabilities [line items]
Number of U. S. carbon black producers settled with U.S. government | producer	5
Number of facilities located in the United States | facility		4
Legal proceedings contingent liability
Disclosure of contingent liabilities [line items]
Estimated time period to install capital improvements in all U.S. facilities (up to)	6 years
Environmental loss contingency, civil penalty to the EPA	$ 800,000
Environmental loss contingency, mitigation projects	550,000
Legal proceedings contingent liability | Bottom of range
Disclosure of contingent liabilities [line items]
Estimated capital cost to install controls in all U.S. facilities	110,000,000
Legal proceedings contingent liability | Top of range
Disclosure of contingent liabilities [line items]
Estimated capital cost to install controls in all U.S. facilities	$ 140,000,000